Eaton Vance

Maryland Municipal Income Fund

May 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.7%

Security	Principal Amount (000’s omitted)	Value
Education — 9.0%
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,082,420
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	900	987,120
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	1,074,600
Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	1,100	1,191,014
University System of Maryland, 4.00%, 4/1/34	1,000	1,117,360

		$5,452,514

Electric Utilities — 0.8%
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 2.55% to 6/1/20 (Put Date), 12/1/25	$500	$502,390

		$502,390

Escrowed/Prerefunded — 12.8%
Baltimore, Prerefunded to 10/15/22, 5.00%, 10/15/27	$150	$167,681
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), Prerefunded to 7/1/19, 5.00%, 7/1/32	1,000	1,002,670
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	470	503,473
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), Prerefunded to 5/15/20, 5.00%, 5/15/40	2,000	2,066,920
University of Maryland, Auxiliary Facility and Tuition Revenue, Prerefunded to 4/1/21, 5.00%, 4/1/28	1,425	1,517,354
Washington Metropolitan Area Transit Authority, Prerefunded to 7/1/19, 5.00%, 7/1/32	2,500	2,506,775

		$7,764,873

General Obligations — 21.2%
Anne Arundel County, 5.00%, 10/1/36	$1,000	$1,221,980
Baltimore County, 4.00%, 3/1/40	1,000	1,123,910
Baltimore, 4.00%, 10/15/25	1,350	1,462,847
Frederick County, 5.00%, 8/1/24	1,000	1,176,820
Frederick County, 5.00%, 8/1/31	675	900,659
Maryland, 5.00%, 11/1/19	2,000	2,029,760
Maryland, Prerefunded to 8/1/22, 5.00%, 8/1/24	1,000	1,110,830
Montgomery County, 5.00%, 11/1/29	1,000	1,172,980
Montgomery County, (SPA: U.S. Bank, N.A.), 2.22%, 11/1/37(1)	1,500	1,500,000
Worcester County, 4.00%, 8/1/33	1,000	1,154,760

		$12,854,546

Security	Principal Amount (000’s omitted)	Value
Hospital — 12.1%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	$1,000	$1,189,900
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	1,000	1,098,380
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,075,310
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/45	1,000	1,104,900
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,171,790
Montgomery County, (Trinity Health Corp.), 5.00%, 12/1/45	1,450	1,683,769

		$7,324,049

Housing — 4.5%
Howard County Housing Commission, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$1,160,240
Maryland Community Development Administration, 4.10%, 9/1/38	500	538,110
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,050,920

		$2,749,270

Industrial Development Revenue — 1.1%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(2)	$665	$679,876

		$679,876

Insured – Education — 0.9%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$520	$533,151

		$533,151

Insured – Escrowed/Prerefunded — 5.3%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$2,765	$3,200,515

		$3,200,515

Insured – Hospital — 6.5%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$3,921,736

		$3,921,736

Insured – Housing — 0.2%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/35	$75	$87,777

		$87,777

Insured – Water and Sewer — 1.8%
Baltimore, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$470	$497,011
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	600	614,610

		$1,111,621

Other Revenue — 3.6%
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	$2,000	$2,178,960

		$2,178,960

Senior Living/Life Care — 6.0%
Howard County, (Vantage House), 5.00%, 4/1/26	$1,285	$1,370,915
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	561,345

Security	Principal Amount (000’s omitted)	Value
Rockville, (Ingleside at King Farm), 5.00%, 11/1/37	$1,000	$1,090,350
Washington County, (Diakon Lutheran Social Ministries), 5.00%, 1/1/32	500	588,790

		$3,611,400

Transportation — 8.9%
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/51	$1,000	$1,103,730
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	250	291,727
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	597,630
Maryland Economic Development Corp., Parking Facilities Revenue, 5.00%, 6/1/58	1,000	1,111,600
Maryland Transportation Authority, 4.00%, 7/1/27	1,000	1,074,150
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/31	1,000	1,225,820

		$5,404,657

Water and Sewer — 2.0%
Washington Suburban Sanitary District, 5.00%, 6/15/30	$1,000	$1,240,000

		$1,240,000

Total Tax-Exempt Investments — 96.7% (identified cost $55,852,998)		$58,617,335

Other Assets, Less Liabilities — 3.3%		$2,028,757

Net Assets — 100.0%		$60,646,092

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2019, 15.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 12.2% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2019.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2019, the aggregate value of these securities is $679,876 or 1.1% of the Fund’s net assets.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guarantee Corp.

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at May 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$58,617,335	$—	$58,617,335
Total Investments	$—	$58,617,335	$—	$58,617,335

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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